Subsequent Events, Text Details (Details)			1 Months Ended
	Aug. 03, 2020	Jul. 08, 2020 USD ($) $ / shares	Jul. 31, 2020 USD ($) derivative	Jun. 30, 2020 USD ($) derivative	Jun. 30, 2019 USD ($)
Dividend declaration
Dividends payable				$ 0	$ 126,000
Number of derivative contracts | derivative				12
Notional amount				$ 137,624,000
Subsequent Event
Dividend declaration
Forward freight agreement, term			270 days
Number of derivative contracts | derivative			8
Notional amount			$ 80,000
Subsequent Event | Cumulative Preferred Stock
Dividend declaration
Dividends payable (in USD per share) | $ / shares		$ 0.50
Dividends payable		$ 2,746,000
Date of record		Jul. 23, 2020
Date to be paid		Jul. 30, 2020
Minimum
Dividend declaration
Fixed interest rate				0.275%
Minimum | Subsequent Event
Dividend declaration
Fixed interest rate			0.33%
Daily charter rates			$ 8,900
Minimum | Subsequent Event | Common Stock
Dividend declaration
Conversion ratio	0.5
Maximum
Dividend declaration
Fixed interest rate				0.99%
Maximum | Subsequent Event
Dividend declaration
Fixed interest rate			0.40%
Daily charter rates			$ 10,300
Maximum | Subsequent Event | Common Stock
Dividend declaration
Conversion ratio	0.2